CLASS A ORDINARY SHARES	6 Months Ended
Dec. 31, 2023
CLASS A ORDINARY SHARES
CLASS A ORDINARY SHARES

NOTE 15. CLASS A ORDINARY SHARES

Share offering

On April 5, 2021, the Company held its annual general meeting of shareholders (the “Annual Meeting”) for the fiscal year ended June 30, 2020. At the Annual Meeting, the Company’s shareholders approved a special resolution that the authorized share capital of the Company be amended from US$1,850,000 divided into 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 each, to US$15,725,000 divided into 150,000,000 (8,333,333 shares post 2024 Reverse Split) Class A Ordinary Shares of a nominal or par value of US$0.0925 (¥0.62) (US$1.67 post 2024 Reverse Split) each, and 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 (¥0.62) each. The change from Ordinary Shares to Class A Ordinary Shares is reflected with the NASDAQ Capital Market and in the marketplace at the open of business on April 12, 2021, whereupon the Class A Ordinary Shares began trading. The Company’s Class A Ordinary Shares will continue to trade on the NASDAQ Capital Market under the symbol “RCON” and under the CUSIP Number of G7415M124. Holders of Class A Ordinary Shares and Class B Ordinary Shares shall at all times vote together as one class on all resolutions submitted to a vote by the Members. Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to fifteen (15) votes on all matters subject to vote at general meetings of the Company.

On June 14, 2021, the Company and certain institutional investors (the “Purchasers”) entered into that certain securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to such Purchasers an aggregate of 6,014,102 (334,117 shares post 2024 Reverse Split) Class A Ordinary Shares, par value $0.0925 (US$1.67 post 2024 Reverse Split) per share and 2,800,000 (155,556 pre-funded warrants post 2024 Reverse Split) pre-funded warrants (the “Pre-Funded Warrants”) to purchase Class A Ordinary Shares in a registered direct offering, and warrants to purchase up to 8,814,102 (489,673 shares post 2024 Reverse Split) Class A Ordinary Shares in a concurrent private placement, for gross proceeds of approximately $55.0 million before deducting the placement agent’s fees and other offering expenses in an aggregate amount of ¥30,408,264, or $4.7 million.

On March 15, 2023, the Company and certain institutional investors (the “Purchasers”) entered into that certain securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to such Purchasers an aggregate of 8,827,500 (490,417 shares post 2024 Reverse Split) Class A Ordinary Shares, par value $0.0925 (US$1.67 post 2024 Reverse Split) per share and 1,175,000 (65,278 pre-funded warrants post 2024 Reverse Split) pre-funded warrants (the “Pre-Funded Warrants”) to purchase

Class A Ordinary Shares in a registered direct offering, and warrants to purchase up to 10,002,500 (555,694 shares post 2024 Reverse Split) Class A Ordinary Shares in a concurrent private placement, for gross proceeds of approximately $8.0 million before deducting the placement agent’s fees and other estimated offering expenses.

On October 16, 2023, 1,175,000 (65,278 pre-funded warrants post 2024 Reverse Split) pre-funded warrants issued on March 15, 2023 were exercised by investor and 1,175,000 (65,278 shares post 2024 Reverse Split) Class A Ordinary shares were issued and being outstanding.

The following table summarizes the Company’s Pre-Funded Warrants activities and status of Pre-Funded Warrants as of December 31, 2023:

		Weighted	Average
		Average	Remaining
	Pre-Funded	Exercise Price	Period
Pre-Funded Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2022	—	$—	—
Issued	65,278	0.18	5.50
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2023	65,278	$0.18	5.22
Issued	—	—	—
Forfeited	—	—	—
Exercised	(65,278)	0.18	—
Expired	—	—	—
Outstanding as of December 31, 2023	—	$—	—

* Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

Appropriated Retained Earnings

According to the Memorandum and Articles of Association, the Company is required to transfer a certain portion of its net profit, as determined under PRC accounting regulations, from current net income to the statutory reserve fund. In accordance with the PRC Company Law, companies are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory reserves until such reserves reach 50% of the registered capital of the companies. As of June 30, 2023 and December 31, 2023, the balance of total statutory reserves was ¥4,148,929 and ¥4,148,929 ($584,364), respectively.